CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Q2)	Dec. 31, 2022 USD ($)
ASSETS
Cash and cash equivalents	$ 231,362,000
Cryptocurrencies	2,175,000
Trade receivables	18,304,000
Amounts due from a related party	397,000
Mining machines	27,703,000
Prepayments and other assets	59,576,000
Financial assets at fair value through profit or loss	60,959,000
Restricted cash	11,494,000
Right-of-use assets	60,082,000
Property, plant and equipment	138,636,000
Investment properties	35,542,000
Intangible assets	322,000
Deferred tax assets	4,857,000
TOTAL ASSETS	651,409,000
LIABILITIES
Trade payables	15,768,000
Other payables and accruals	22,176,000
Amounts due to a related party	316,000
Income tax payables	657,000
Deferred revenue	182,297,000
Borrowings	29,805,000
Lease liabilities	70,425,000	[1],[2]
Deferred tax liabilities	11,626,000
TOTAL LIABILITIES	333,070,000
NET ASSETS	318,339,000
EQUITY
Share capital	1,000
Retained earnings / (accumulated deficit)	6,803,000
Reserves	311,535,000
TOTAL EQUITY	318,339,000
After Giving Effect to Reverse Recapitalization
EQUITY
Share capital	0	[3]
Reserves	$ 311,536,000	[3]

[1]	Lease liabilities in amount of approximately US$4.7 million was related to the leasehold land included in the investment properties. See Note 12.
[2]	Lease liabilities in amount of approximately US$4.7 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2022 and June 30, 2023. See Note 14.
[3]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.